Long-Term Debt, Sale and Leaseback Agreements (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Agreement	Jun. 30, 2025 USD ($)
Sale and Leaseback Arrangements [Abstract]
Number of sale and leaseback arrangements | Agreement	2
Interest and finance costs	$ 2,671,165	$ 3,194,121
M/V Magic Thunder and M/V Magic Perseus [Member]
Sale and Leaseback Arrangements [Abstract]
Interest and finance costs	$ 800,000	$ 0
M/V Magic Thunder Sale and Leaseback [Member]
Sale and Leaseback Arrangements [Abstract]
Average remaining lease term	7 years 7 months 6 days
Weighted average interest rate	5.82%
M/V Magic Perseus Sale and Leaseback [Member]
Sale and Leaseback Arrangements [Abstract]
Average remaining lease term	7 years 7 months 6 days
Weighted average interest rate	5.82%